Supplement dated January 28, 2016
to the Statement of Additional Information (the SAI), dated January 1, 2016, for the following funds:
Fund
Columbia Funds Series Trust I
Active Portfolios® Multi-Manager Core Plus Bond Fund
Columbia Bond Fund
Columbia Global Dividend Opportunity Fund
Columbia Global Unconstrained Bond Fund
Columbia Intermediate Bond Fund
Columbia Small Cap Core Fund
The information under the subsection "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For the Funds with fiscal year ending April 30
Bond Fund	Carl W. Pappo	5 RICs 4 PIVs 22 other accounts	$9.60 billion $1.36 billion $2.21 billion	None	None	(2)	(14)
	Jason Callan(f)	4 RICs 6 PIVs 4 Other accounts	$3.63 billion $14.94 billion $701,265.76	None	None
Intermediate Bond Fund	Brian Lavin	13 RICs 2 PIVs 5 other accounts	$23.46 billion $71.84 million $2.97 million	None	None	(2)	(14)
	Carl W. Pappo	5 RICs 4 PIVs 22 other accounts	$6.76 billion $1.36 billion $2.21 billion	None	None
	Jason Callan(f)	4 RICs 6 PIVs 4 Other accounts	$3.63 billion $14.94 billion $701,265.76	None	None
SUP910_00_009_(01/16)

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending August 31
AP – Core Plus Bond Fund	Columbia Management: Carl W. Pappo	5 RICs 4 PIVs 24 other accounts	$9.06 billion $1.40 billion $2.15 billion	None	None	(2)	(14)
	Brian Lavin	13 RICs 2 PIVs 5 other accounts	$19.71 billion $97.47 million $3.89 million	None	None
	Jason Callan(f)	4 RICs 6 PIVs 4 Other accounts	$3.63 billion $14.94 billion $701,265.76	None	None
	Federated: Jerome D. Conner	3 RICs	$1.52 million	None	None	(8)	(20)
	Donald T. Ellenberger	3 RICs 1 PIV 7 other accounts	$7.12 billion $4.31 billion $1.18 billion	None	None
	TCW: Tad Rivelle	28 RICs 45 PIVs 248 other accounts	$98.97 billion $8.41 billion $31.47 billion	2 RICs ($169.58 M) 25 PIVs ($2.43 B) 7 other accounts ($3.64 B)	None	(10)	(22)
	Stephen M. Kane	29 RICs 46 PIVs 247 other accounts	$91.62 billion $91.62 billion $31.21 billion	2 RICs ($169.59 M) 25 PIVs ($2.43 B) 7 other accounts ($3.64 B)	None
	Laird R. Landmann	27 RICs 45 PIVs 247 other accounts	$91.62 billion $8.41 billion $31.21 billion	1 RIC ($160 M) 25 PIVs ($2.43 B) 7 other accounts ($3.64 B)	None
	Bryan Whalen	25 RICs 41 PIVs 247 other accounts	$98.94 billion $7.08 billion $31.21 billion	1 RIC ($160 M) 25 PIVs ($2.43 B) 7 other accounts ($3.64 B)	None
Global Dividend Opportunity Fund	Stephen Thornber(f)	1 PIV 5 Other accounts	$2.11 billion $2.53 billion	None	None (c)	(11)	(23)
	Jonathan Crown(f)	4 Other accounts	$99.5 million	None	None (c)
Small Cap Core Fund	Brian Condon(f)	22 RICs 2 PIVs 22 Other accounts	$13.24 billion $140.38 million $5.07 billion	None	None	(2)	(14)
	Alfred Alley(f)	10 RICs 10 Other accounts	$955.04 million $140.22 million	None	None
SUP910_00_009_(01/16)

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending October 31
Global Unconstrained Bond Fund	Jim Cielinski(d)	4 RICs 4 PIVs 13 other accounts	$861.63 million $1.04 billion $2.16 billion	1 PIV ($18.7 M)	None (c)	(11)	(23)
	Matthew Cobon(g)	3 RICs 2 PIVs 1 Other account	$382.54 million $225.8 million $46.72 million	2 PIVs ($225.8 M)	None (c)
	Gene Tannuzzo(d)	6 PIVs 62 other accounts	$5.03 billion $1.31 billion	None	None	(2)	(14)
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	The Fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the Fund.
(d)	The Fund commenced operations on June 30, 2015; reporting information is provided as of April 30, 2015.
(f)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of November 30, 2015.
(g)	The portfolio manager will begin managing the Fund effective February 1, 2016; reporting information is provided as of November 30, 2015.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_009_(01/16)
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